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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                   	  Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer High Yield Fund
              Schedule of Investments  1/31/09

PrincipaFloat                                                        Value
 Amount Rate (c)

              Convertible Corporate Bonds - 13.6 %
              Energy - 1.0 %
              Coal & Consumable Fuels - 0.5 %
16,150,000    Massey Energy Co., 3.25%, 8/1/15                $   9,972,625
              Oil & Gas Drilling - 0.3 %
15,710,000    Hercules Offshore, Inc., 3.375%, 6/1/38         $   6,971,313
              Alternative Energy - 0.2 %
15,560,000    Verenium Corp., 5.5%, 4/1/27 (144A)             $   4,123,400
              Total Energy                                    $  21,067,338
              Capital Goods - 2.7 %
              Construction & Farm Machinery & Heavy Trucks - 0.2 %
11,299,000    Greenbrier Co., Inc., 2.375%, 5/15/26           $   4,717,333
              Electrical Component & Equipment - 1.1 %
43,287,000    Roper Industries, Inc., 1.4813%, 1/15/34        $  21,968,153
              Trading Companies & Distributors - 1.3 %
40,045,000    Wesco Distribution, Inc., 1.75%, 11/15/26 (b)   $  27,681,106
              Total Capital Goods                             $  54,366,592
              Transportation - 0.4 %
              Marine - 0.4 %
17,745,000    Horizon Lines, 4.25%, 8/15/12                   $   8,517,600
              Total Transportation                            $   8,517,600
              Consumer Services - 0.6 %
              Casinos & Gaming - 0.6 %
13,655,000    Shuffle Master, 1.25%, 4/15/24                  $  11,726,231
              Total Consumer Services                         $  11,726,231
              Media - 1.5 %
              Advertising - 1.4 %
45,689,000    Interpublic Group Co., 4.25%, 3/15/23           $  28,612,736
              Movies & Entertainment - 0.1 %
1,730,000     Macrovision Corp., 2.625%, 8/15/11              $   1,401,300
              Total Media                                     $  30,014,036
              Retailing - 0.8 %
              Automotive Retail - 0.8 %
18,862,000    Sonic Automotive, Inc., 5.25%, 5/7/09           $  15,655,460
              Total Retailing                                 $  15,655,460
              Health Care Equipment & Services - 2.3 %
              Health Care Facilities - 0.9 %
5,400,000     LifePoint Hospitals, Inc. 3.25%, 8/15/25        $   3,989,250
20,674,000    LifePoint Hospitals, Inc. 3.5%, 5/15/14            14,626,855
                                                              $  18,616,105
              Health Care Services - 1.1 %
32,920,000    Omnicare, Inc., 3.25%, 12/15/35                 $  22,550,200
              Health Care Supplies - 0.2 %
5,270,000     Inverness Medical Innovation, 3.0%, 5/15/16     $   3,800,988
1,240,000     Inverness Medical Innovation, 3.0%, 5/15/16 (144      894,350
                                                              $   4,695,338
              Total Health Care Equipment & Services          $  45,861,643
              Pharmaceuticals & Biotechnology - 1.7 %
              Biotechnology - 1.7 %
14,400,000    Biomarin Pharmaceuticals, 1.875%, 4/23/17       $  14,814,000
30,835,000    Epix Medical, Inc., 3.0%, 6/15/24                   9,635,938
19,255,000    Mannkind Corp., 3.75%, 12/15/13                     9,579,363
                                                              $  34,029,301
              Total Pharmaceuticals & Biotechnology           $  34,029,301
              Diversified Financials - 0.1 %
              Consumer Finance - 0.1 %
4,100,000     Dollar Financial, 2.875%, 6/30/27 (144A)        $   1,722,000
              Total Diversified Financials                    $   1,722,000
              Real Estate - 0.6 %
              Office Real Estate Investment Trust - 0.5 %
14,100,000    Alexandria Real, 3.7%, 1/15/27 (144A)           $  10,222,500
              Retail Real Estate Investment Trust - 0.1 %
25,495,000    General Growth Properties, 3.98%, 4/15/27 (144A)$   2,294,550
              Total Real Estate                               $  12,517,050
              Technology Hardware & Equipment - 1.2 %
              Communications Equipment - 0.1 %
16,825,000    Nortel Networks, 2.125%, 4/15/14 (b)            $   2,776,125
              Electronic Equipment & Instruments - 0.5 %
16,800,000    Newport Corp, 2.5%, 2/15/12 (144A)              $  10,857,000
              Technology Distributors - 0.5 %
11,645,000    Anixter International, Inc., 1.0%, 2/15/13      $   7,991,381
3,250,000     Anixter International, Inc., 1.0%, 2/15/13 (144A    2,230,313
                                                              $  10,221,694
              Total Technology Hardware & Equipment           $  23,854,819
              Telecommunication Services - 0.8 %
              Alternative Carriers - 0.3 %
10,160,000    Time Warner Telecom, Inc., 2.375%, 4/1/26       $   6,769,100
              Integrated Telecommunications Services - 0.4 %
10,660,000    Qwest Communications International, 3.5%, 11/15/$   9,100,975
              Total Telecommunication Services                $  15,870,075
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $414,732,674)                            $ 275,202,145

              Convertible Preferred Stocks - 5.2 %
              Materials - 1.7 %
              Diversified Metals & Mining - 1.6 %
  43,039      Freeport-MC Copp., 5.5%, 12/31/49               $  28,351,941
 113,000      Freeport-MC Copp., 6.75%, 5/1/10                    5,226,250
                                                              $  33,578,191
              Total Materials                                 $  33,578,191
              Capital Goods - 0.4 %
              Electrical Component & Equipment - 0.3 %
  68,400      General Cable Corp., 5.75%, 11/24/13            $   7,853,175
              Total Capital Goods                             $   7,853,175
              Health Care Equipment & Services - 0.5 %
              Health Care Supplies - 0.5 %
  69,903      Inverness Medical Corp., 3.0%, 12/31/49 *       $  10,834,965
              Total Health Care Equipment & Services          $  10,834,965
              Banks - 0.6 %
              Thrifts & Mortgage Finance - 0.6 %
 726,432      Sovereign Cap Trust IV, 4.375%, 3/1/34          $  12,894,168
              Total Banks                                     $  12,894,168
              Diversified Financials - 0.6 %
              Asset Management & Custody Banks - 0.1 %
 190,000      Legg Mason, Inc., 7.0%, 6/30/11                 $   3,520,700
              Diversified Financial Services - 0.5 %
  18,485      Bank of America Corp., 7.25%, 12/31/49          $   9,325,683
              Total Diversified Financials                    $  12,846,383
              Real Estate - 0.3 %
              Real Estate Operating Companies - 0.3 %
 667,700      Forest City Enterprises, 7.375%, 2/1/34         $   6,710,385
              Total Real Estate                               $   6,710,385
              Utilities - 1.0 %
              Multi-Utilities - 1.0 %
 337,300      CMS Energy Corp., 4.5%, 12/31/49                $  20,912,600
              Total Utilities                                 $  20,912,600
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost  $160,948,521)                            $ 105,629,867
 Shares
              Common Stocks - 11.0 %
              Energy - 0.4 %
              Integrated Oil & Gas - 0.3 %
 222,600      Marathon Oil Corp.                              $   6,061,398
              Oil & Gas Exploration & Production - 0.1 %
 166,914      McMoRan Exploration Co. * (b)                   $   1,116,655
 210,570      Sandridge Energy, Inc. *                            1,402,396
                                                              $   2,519,051
              Total Energy                                    $   8,580,449
              Materials - 0.5 %
              Construction Materials - 0.2 %
 169,094      Texas Industries, Inc. (b)                      $   3,840,125
              Diversified Metals & Mining - 0.2 %
2,600,200     Polyment Mining Corp. * (b)                     $   2,158,166
 377,200      Titanium Metals Corp. (b)                           2,659,260
                                                              $   4,817,426
              Gold - 0.0 %
  46,200      Barrick Gold Corp. (b)                          $   1,732,038
              Total Materials                                 $  10,389,589
              Capital Goods - 2.3 %
              Aerospace & Defense - 0.3 %
 625,800      Be Aerospace, Inc. *                            $   6,051,486
              Building Products - 0.3 %
 207,312      Lennox International, Inc. (b)                  $   5,827,540
              Construction & Farm Machinery & Heavy Trucks - 0.0 %
 902,500      Commercial Vehicle Group, Inc. *                $     902,500
              Electrical Component & Equipment - 0.6 %
 259,100      Cooper Industries, Inc.                         $   6,972,381
 349,700      General Cable Corp. * (b)                           5,756,062
                                                              $  12,728,443
              Industrial Machinery - 1.0 %
 305,780      ESCO Electronics Corp. * (b)                    $  10,836,843
 211,200      ITT Corp.                                           9,563,136
                                                              $  20,399,979
              Total Capital Goods                             $  45,909,948
              Consumer Services - 0.8 %
              Casinos & Gaming - 0.6 %
 564,200      International Game Technology                   $   5,980,520
 429,500      Scientific Games Corp. * (b)                        5,398,815
                                                              $  11,379,335
              Specialized Consumer Services - 0.2 %
1,220,040     Service Corp., International (b)                $   5,551,182
              Total Consumer Services                         $  16,930,517
              Media - 0.2 %
              Movies & Entertainment - 0.1 %
 134,390      Cinemark Holdings, Inc. (b)                     $   1,063,025
              Publishing - 0.1 %
 161,300      McGraw-Hill Co., Inc. (b)                       $   3,546,987
              Total Media                                     $   4,610,012
              Retailing - 0.2 %
              Department Stores - 0.2 %
 211,400      J.C. Penney Co., Inc.                           $   3,540,950
              Total Retailing                                 $   3,540,950
              Health Care Equipment & Services - 0.7 %
              Health Care Equipment - 0.1 %
  68,734      Thoratec Corp. * (b)                            $   1,991,224
              Health Care Supplies - 0.2 %
 193,400      Inverness Medical Innovations, Inc. * (b)       $   4,732,498
              Managed Health Care - 0.3 %
 204,500      CIGNA Corp. *                                   $   3,550,120
 113,700      United Healthcare Group, Inc. *                     3,221,121
                                                              $   6,771,241
              Total Health Care Equipment & Services          $  13,494,963
              Pharmaceuticals & Biotechnology - 1.7 %
              Life Sciences Tools & Services - 1.7 %
 220,145      Bio-Rad Laboratories, Inc. * (b)                $  13,988,013
 335,600      Thermo Fisher Scientific Inc. *                    12,058,108
 205,600      Waters Corp. *                                      7,436,552
                                                              $  33,482,673
              Total Pharmaceuticals & Biotechnology           $  33,482,673
              Real Estate - 0.9 %
              Mortgage Real Estate Investment Trust - 0.9 %
1,142,300     Annaly Capital Management, Inc.                 $  17,294,422
              Total Real Estate                               $  17,294,422
              Technology Hardware & Equipment - 1.1 %
              Communications Equipment - 0.2 %
 263,400      CommScope, Inc. * (b)                           $   3,798,228
              Electronic Equipment & Instruments - 0.6 %
 205,748      Itron, Inc. * (b)                               $  13,435,344
              Electronic Manufacturing Services - 0.2 %
 290,100      Tyco Electronics, Ltd.                          $   4,107,816
              Total Technology Hardware & Equipment           $  21,341,388
              Telecommunication Services - 0.5 %
              Integrated Telecommunication Services - 0.5 %
 183,583      General Communication, Inc. * (b)               $   1,206,140
1,034,700     Windstream Corp.                                    8,981,196
                                                              $  10,187,336
              Total Telecommunication Services                $  10,187,336
              Utilities - 1.7 %
              Gas Utilities - 0.2 %
 115,200      Questar Corp.                                   $   3,914,496
              Independent Power Producer & Energy Traders - 1.2 %
 997,582      NRG Energy, Inc. * (b)                          $  23,303,516
              Multi-Utilities - 0.3 %
  40,900      Public Service Enterprise Group, Inc.           $   1,291,213
 137,111      Sempra Energy                                       6,010,946
                                                              $   7,302,159
              Total Utilities                                 $  34,520,171
              TOTAL COMMON STOCKS
Principal     (Cost  $323,128,574)                            $ 220,282,418
Amount ($)
              Asset Backed Securities - 0.1 %
              Banks - 0.1 %
              Thrifts & Mortgage Finance - 0.1 %
2,166,00  0.00FBR Securitixation Trust, Floating Rate Note, 10$   1,596,322
              Total Banks                                     $   1,596,322
              Diversified Financials - 0.0 %
              Diversified Financial Services - 0.0 %
2,510,00  0.00Bear Stearns Asset Backed Securities, Inc., Floa$     800,982
              Total Diversified Financials                    $     800,982
              TOTAL ASSET BACKED SECURITIES
              (Cost  $2,620,023)                              $   2,397,304

              Corporate Bonds - 59.4 %
              Energy - 8.9 %
              Coal & Consumable Fuels - 0.6 %
14,420,000    Massey Energy Co., 6.875%, 12/15/13 (b)         $  12,617,500
              Oil & Gas Equipment & Services - 0.2 %
6,365,000     Complete Production Service, 8.0%, 12/15/16     $   4,455,500
              Oil & Gas Exploration & Production - 3.0 %
17,580,000    Chesapeake Energy Corp., 2.5% 5/15/37 (b)       $  10,943,550
4,950,000     Chesapeake Energy Corp., 9.5%, 2/15/15              4,851,000
11,860,000    Hilcorp Energy, 7.75%, 11/1/15 (144A)               9,250,800
1,000,000     Hilcorp Energy, 9.0%, 6/1/16 (144A)                   815,000
11,515,000    Parallel Petroleum Corp., 10.25%, 8/1/14            7,369,600
4,455,000     Petrohawk Energy Corp., 10.5%, 8/1/14 (144A)        4,243,388
4,420,000     Petrohawk Energy Corp., 7.875%, 6/1/15 (144A)       3,701,750
1,260,000     PetroHawk Energy Corp., 9.125%, 7/15/13 (b)         1,159,200
1,130,000     Quicksilver Resources, Inc., 7.125%, 4/1/16           779,700
21,005,000    Sandridge Energy, Inc., 8.0%, 6/1/18               16,593,950
1,710,000     Sandridge Energy, Inc., 8.625, 4/1/15               1,145,700
 750,000  5.10Sandridge Energy, Inc., Floating Rate Note, 4/1/      489,682
                                                              $  61,343,320
              Oil & Gas Refining & Marketing - 3.5 %
3,695,000     Aventine Renewable Energy, 10.0%, 4/1/17 (b)    $     849,850
 395,000      Frontier Oil Corp., 6.625%, 10/1/11                   377,225
4,375,000     Tesoro Corp., 6.5%, 6/1/17 (144A)                   3,259,375
82,805,000    Tesoro Corp., 6.625%, 11/1/15                      65,105,431
9,050,000     Verasun Energy Corp., 9.375%, 6/1/17 (b)              905,000
1,390,000     Verasun Energy Corp., 9.875%, 12/15/12 (b)            813,150
                                                              $  71,310,031
              Oil & Gas Storage & Transporation - 1.5 %
3,300,00  8.40Enterprise Products, Floating Rate Note, 8/1/66 $   2,079,000
38,009,000    Holly Energy Partners LP, 6.25%, 3/1/15            28,126,660
                                                              $  30,205,660
              Total Energy                                    $ 179,932,011
              Materials - 9.2 %
              Aluminum - 2.2 %
15,230,0  6.83Noranda Aluminum Acquisition, Floating Rate Note$   5,787,400
69,103,000    Novelis, Inc., 7.25%, 2/15/15                      38,697,680
                                                              $  44,485,080
              Commodity Chemicals - 0.5 %
29,621,000    Georgia Gulf Corp, 10.75%, 10/15/16 (b)         $   1,036,735
61,199,000    Georgia Gulf Corp, 9.5%, 10/15/14 (b)               9,179,850
                                                              $  10,216,585
              Construction Materials - 0.1 %
3,083,000     Texas Industries, Inc, 7.25%, 7/15/13 (b)       $   2,327,665
              Diversified Chemical - 0.0 %
4,914,000     Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) ($     245,700
              Metal & Glass Containers - 2.0 %
1,750,000     AEP Industries, Inc., 7.875%, 3/15/13           $   1,006,250
50,090,000    Crown Cork and Seal Co., Inc., 7.375%, 12/15/26    41,073,800
                                                              $  42,080,050
              Metal Materials - 0.2 %
4,185,000     CII Carbon LLC, 11.125%, 11/15/15               $   2,887,650
3,560,000     Blaze Recycling & Metals, 10.875%, 7/15/12 (144A    2,420,800
                                                              $   5,308,450
              Paper Packaging - 1.5 %
21,060,000    Graham Packaging Co., 9.875%, 10/15/14 (b)      $  13,373,100
22,070,000    Graphic Packaging Co., 9.5%, 8/15/13 (b)           16,773,200
                                                              $  30,146,300
              Paper Products - 0.7 %
79,540,000    Bowater, Inc., 6.5%, 6/15/13 (b)                $  14,317,200
              Specialty Chemicals - 1.3 %
22,445,000    Arco Chemical Co., 9.8%, 2/1/20                 $   5,611,250
61,435,000    Millenium America, Inc., 7.625%, 11/15/26           4,300,450
53,500,000    Nova Chemicals Corp., 7.875%, 9/15/25              17,120,000
                                                              $  27,031,700
              Steel - 0.5 %
27,330,000    Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)$  10,932,000
              Total Materials                                 $ 187,090,730
              Capital Goods - 10.0 %
              Aerospace & Defense - 2.2 %
14,830,000    Aeroflex, Inc., 11.75%, 2/15/15 (144A)          $  10,381,000
2,460,000     Esterline Technology, 6.625%, 3/1/17                2,238,600
33,955,000    Esterline Technology, 7.75%, 6/15/13               31,578,150
                                                              $  44,197,750
              Construction & Engineering - 0.1 %
1,650,000     Mastec, Inc. 7.625%, 2/1/17                     $   1,320,000
              Construction & Farm Machinery & Heavy Trucks - 0.6 %
2,950,000     American Railcar, 7.5%, 3/1/14                  $   2,050,250
20,480,000    Greenbrier Co., Inc., 8.375%, 5/15/15 (b)          11,059,200
                                                              $  13,109,450
              Electrical Component & Equipment - 4.0 %
42,733,000    Anixter International Corp., 5.95%, 3/1/15      $  35,041,060
32,300,000    Baldor Electric, 8.625%, 2/15/17                   27,132,000
3,635,000     Belden CDT, Inc., 7.0%, 3/15/17                     2,762,600
6,825,000     General Cable Corp., 1.0%, 10/15/12                 4,444,781
13,311,000    General Cable Corp., 7.125%, 4/1/17 (b)            10,915,020
                                                              $  80,295,461
              Industrial Machinery - 1.8 %
22,430,000    Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $  19,766,438
21,146,000    Mueller Water Products, 7.375%, 6/1/17 (b)         16,599,610
                                                              $  36,366,048
              Trading Companies & Distributors - 1.2 %
1,190,000     Ace Hardware Corp., 9.125%, 6/1/16 (144A)       $     925,220
34,955,000    Wesco Distribution, Inc., 7.5%, 10/15/17           24,468,500
                                                              $  25,393,720
              Total Capital Goods                             $ 200,682,429
              Transportation - 0.4 %
              Air Freight & Couriers - 0.4 %
11,710,000    Ceva Group Plc, 10.0%, 9/1/14 (144A)            $   8,665,400
              Total Transportation                            $   8,665,400
              Automobiles & Components - 1.1 %
              Auto Parts & Equipment - 0.9 %
11,875,000    Allison Transmission, 11.0%, 11/1/15 (144A) (b) $   6,590,625
9,645,000     Allison Transmission, 11.25%, 11/1/15 (144A) (b)    4,340,250
29,375,000    Lear Corp., 8.75%, 12/1/16                          5,581,250
5,380,000     Tenneco Automotive, Inc., 8.625%, 11/15/14 (b)      1,640,900
                                                              $  18,153,025
              Tires & Rubber - 0.2 %
10,055,000    Cooper Standard Auto, 7.0%, 12/15/12 (b)        $   3,117,050
9,275,000     Cooper Standard Auto, 8.375%, 12/15/14              1,669,500
                                                              $   4,786,550
              Total Automobiles & Components                  $  22,939,575
              Consumer Durables & Apparel - 0.7 %
              Homebuilding - 0.1 %
4,665,000     Meritage Homes Corp., 6.25%, 3/15/15            $   2,868,975
              Housewares & Specialties - 0.6 %
8,360,000     Yankee Acquisition Corp., 8.5%, 2/15/15 (b)     $   4,012,800
18,225,000    Yankee Acquisition Corp., 9.75%, 2/15/17 (b)        7,472,250
                                                              $  11,485,050
              Total Consumer Durables & Apparel               $  14,354,025
              Consumer Services - 1.1 %
              Casinos & Gaming - 0.8 %
32,840,000    Manshantucket Pequot Tribe, 8.5%, 11/15/15 (144A$  11,329,800
6,057,000     Scientific Games Corp., 6.25%, 12/15/12             5,375,588
                                                              $  16,705,388
              Leisure Facilities - 0.2 %
7,825,000     Firekeepers Development Authority, 13.875%, 5/1/$   5,399,250
              Total Consumer Services                         $  22,104,638
              Media - 2.2 %
              Advertising - 1.8 %
50,740,000    Interpublic Group, Inc., 7.25%, 8/15/11         $  38,055,000
              Broadcasting - 0.4 %
1,410,000     CSC Holdings, Inc., 8.5%, 4/15/14 (b)           $   1,385,325
33,650,000    Univision Communications, 9.75%, 3/15/15 (PIK) (    5,552,250
                                                              $   6,937,575
              Total Media                                     $  44,992,575
              Retailing - 2.3 %
              Apparel Retail - 0.7 %
20,330,000    Brown Shoe Co., Inc., 8.75%, 5/1/12             $  15,755,775
              Automotive Retail - 0.4 %
18,994,000    Sonic Automotive, Inc., 8.625%, 8/15/13         $   7,502,630
              Internet Retail - 1.0 %
13,925,000    Expedia, Inc., 8.5%, 7/1/16 (144A) (b)          $  11,000,750
16,955,000    Ticketmaster 10.75%, 8/1/16                        10,173,000
                                                              $  21,173,750
              Specialty Stores - 0.1 %
2,605,000     Sally Holdings LLC, 10.5%, 11/15/16             $   2,149,125
              Total Retailing                                 $  46,581,280
              Food, Beverage & Tobacco - 0.4 %
              Tobacco - 0.4 %
4,445,000     Alliance One International, Inc., 11.0%, 5/15/12$   3,867,150
4,110,000     Alliance One International, Inc., 8.5%, 5/15/12     3,267,450
                                                              $   7,134,600
              Total Food Beverage & Tobacco                   $   7,134,600
              Health Care Equipment & Services - 3.2 %
              Health Care Equipment - 0.1 %
2,575,000     Universal Hospital Services, 8.5%, 6/1/15       $   2,175,875
              Health Care Facilities - 1.0 %
10,795,000    Community Health Systems, 8.875%, 7/15/15 (b)   $  10,390,188
6,420,000     Fresenius US Finance II, Inc., 9.0%, 7/15/15 (b)    6,452,100
5,045,000     HCA, Inc., 6.25%, 2/15/13                           3,645,013
                                                              $  20,487,301
              Health Care Services - 0.9 %
13,785,000    Surgical Care Affiliates, 10.0%, 7/15/17 (144A) $   7,857,450
15,920,000    Surgical Care Affiliates, 8.875%, 7/15/15 (144A)   10,348,000
                                                              $  18,205,450
              Health Care Supplies - 1.1 %
12,080,000    Bausch & Lomb, Inc., 9.875%, 11/1/15 (144A)     $  10,630,400
14,200,000    Biomet, Inc., 10.375%, 10/15/17                    12,638,000
                                                              $  23,268,400
              Total Health Care Equipment & Services          $  64,137,026
              Pharmaceuticals & Biotechnology - 0.2 %
              Life Sciences Tools & Services - 0.2 %
4,140,000     Bio-Rad Laboratories, Inc., 6.125%, 12/15/14    $   3,415,500
              Total Pharmaceuticals & Biotechnology           $   3,415,500
              Diversified Financials - 0.1 %
              Specialized Finance - 0.1 %
2,500,000     NCO Group, Inc., 11.875%, 11/15/14              $     875,000
2,330,00  7.68NCO Group, Inc., Floating Rate Note, 11/15/13         815,500
                                                              $   1,690,500
              Total Diversified Financials                    $   1,690,500
              Insurance - 2.7 %
              Insurance Brokers - 0.7 %
19,710,000    Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)    $  12,910,050
4,050,000     Hub International Holdings, 10.25%, 6/15/15 (144    2,187,000
                                                              $  15,097,050
              Multi-Line Insurance - 1.2 %
5,000,000     Leucadia National, 7.125%, 3/15/17 (144A)       $   3,675,000
12,265,000    Leucadia National, 8.125%, 9/15/15                  9,934,650
18,792,0 10.75Liberty Mutual Group, Floating Rate Note, 6/15/58  11,275,200
                                                              $  24,884,850
              Reinsurance - 0.8 %
2,500,00  7.19Blue Fin, Ltd., Floating Rate Note, 4/10/12     $   2,145,750
1,750,00  8.92Caelus Re, Ltd., Floating Rate Note, 6/7/11         1,653,050
1,675,00 12.03Globecat, Ltd., Cat Bond, Floating Rate Note, 1/    1,574,333
 625,000  8.78Globecat, Ltd., Cat Bond, Floating Rate Note, 1/      580,938
12,585,0 14.00MBIA, Inc., Floating Rate Note, 1/15/33 (144A) (    7,299,300
 790,000  7.45Newton Re, Ltd., Cat Bond, Floating Rate Note, 12/    778,703
1,150,00  9.75Newton Re, Ltd., Cat Bond, Floating Rate Note, 1    1,091,120
 950,000 12.68Residential Rein, Cat Bond, Floating Rate Note,       944,585
                                                              $  16,067,779
              Total Insurance                                 $  56,049,679
              Real Estate - 6.2 %
              Real Estate Operating Companies - 3.4 %
83,340,000    Forest City Enterprises, 6.5%, 2/1/17           $  27,502,200
102,985,000   Forest City Enterprises, 7.625%, 6/1/15            41,194,000
                                                              $  68,696,200
              Retail Real Estate Investment Trust - 2.8 %
50,519,000    BF Saul Real Estate Investment Trust, 7.5%, 3/1/$  48,498,240
23,500,000    Rouse Co., Lp/TRC Co., 6.75%, 5/1/13 (144A) (b)     7,990,000
                                                              $  56,488,240
              Total Real Estate                               $ 125,184,440
              Software & Services - 1.7 %
              Data Processing & Outsourced Services - 1.2 %
44,565,000    First Data Corp., 9.875%, 9/24/15 (144A)        $  24,956,400
              IT Consulting & Other Services - 0.5 %
10,640,000    Sungard Data Systesm, Inc., 9.125%, 8/15/13 (b) $   8,884,400
              Total Software & Services                       $  33,840,800
              Technology Hardware & Equipment - 2.1 %
              Communications Equipment - 1.1 %
22,340,000    Corning, Inc., 8.875%, 8/16/21                  $  21,821,355
              Electronic Equipment & Instruments - 0.2 %
6,442,000     Itron, Inc., 7.75%, 5/15/12                     $   5,733,380
              Technology Distributors - 0.7 %
19,327,000    Arrow Electronic, Inc., 7.5%, 1/15/27           $  14,746,172
              Total Technology Hardware & Equipment           $  42,300,907
              Semiconductors - 0.1%
              Semiconductor Equipment - 0.1 %
13,580,0  6.65Freescale Semiconductor, Floating Rate Note, 12/$   2,512,300
              Total Semiconductors                            $   2,512,300
              Telecommunication Services - 2.6 %
              Integrated Telecommunication Services - 0.3 %
2,210,000     GCI, Inc., 7.25%, 2/15/14                       $   1,928,225
7,745,000     Paetec Holdings, 9.5%, 7/15/15 (b)                  5,034,250
                                                              $   6,962,475
              Wireless Telecommunication Services - 2.3 %
7,075,000     Cricket Communications I, 9.375%,11/1/14        $   6,438,250
22,900,000    Intelsat Sub Holdings, 8.5%, 1/15/13 (144A) (b)    21,468,750
9,325,000     Metropcs Wireless, Inc., 9.25%, 11/1/14             8,555,688
4,750,000     Telesat Canada, 11.0%, 11/1/15                      3,633,750
7,610,000     Telesat Canada, 12.5%, 11/1/17                      5,098,700
                                                              $  45,195,138
              Total Telecommunication Services                $  52,157,613
              Utilities - 4.3 %
              Electric Utilities - 1.2 %
32,385,000    TXU Energy Co. 10.25%, 11/1/15                  $  24,126,825
              Independent Power Producer & Energy Traders - 3.0 %
8,400,000     Allegheny Generating Co., 6.875%, 9/1/23        $   7,708,806
17,000,000    Intergen NV, 9.0%, 6/30/17                         15,810,000
38,652,000    NRG Energy, Inc., 7.375%, 1/15/17                  36,236,250
                                                              $  59,755,056
              Multi-Utilities - 0.1 %
4,335,000     Public Service of New Mexico, 9.25%, 5/15/15    $   3,901,500
              Total Utilities                                 $  87,783,381
              TOTAL CORPORATE BONDS
              (Cost  $1,971,201,868)                          $ 1,203,549,409

              Municipal Bonds - 0.1 %
              Commercial Services & Supplies - 0.1 %
              Environmental & Facilities Services - 0.1 %
10,000,0  8.46Ohio Air Quality Development, Floating Rate Note$   1,200,000
              TOTAL MUNICIPAL BOND
              (Cost  $10,000,000)                             $   1,200,000

              Senior Secured Floating Rate Loan Interests - 3.9 % **
              Energy - 0.3 %
              Integrated Oil & Gas - 0.2 %
6,209,43  8.00Hudson Products Holdings, Inc., Term Loan, 8/24/$   4,626,031
              Oil & Gas Explration & Production - 0.1 %
4,600,00  6.25Venoco, Inc., 2nd Lien Term Loan, 5/7/14        $   2,173,500
              Total Energy                                    $   6,799,531
              Materials - 0.1 %
              Steel - 0.1 %
2,407,11  5.46Niagara Corp., Term Loan, 6/29/14               $   1,263,733
              Total Materials                                 $   1,263,733
              Capital Goods - 0.0 %
              Construction & Farm Machinery & Heavy Trucks - 0.0 %
 500,000  3.94Accuride Corp., Term Advance Loan, 1/31/12      $     357,143
              Total Capital Goods                             $     357,143
              Transportation - 0.1 %
              Air Freight & Couriers - 0.1 %
 828,244  4.46Ceva Group Plc, Additional Pre-Funded Loan, 11/4$     538,359
2,487,90  3.41Ceva Group Plc, U.S. Term Loan, 11/4/13             1,617,139
                                                              $   2,155,498
              Total Transportation                            $   2,155,498
              Automobiles & Components - 0.0 %
              Tires & Rubber - 0.0 %
1,227,00  2.14Goodyear Tire & Rubber Co., Second Lien, 4/30/14$     907,980
              Total Automobiles & Components                  $     907,980
              Consumer Services - 0.5 %
              Casinos & Gaming - 0.5 %
2,502,82  3.94Gateway Casinos & Entertainment, Delayed Draw Te$   1,154,428
12,388,9  3.94Gateway Casinos & Entertainment, Term Advance Lo    5,714,419
10,000,0  6.94Gateway Casinos & Entertainment, 2nd Lien Advanc    2,666,665
                                                              $   9,535,512
              Total Consumer Services                         $   9,535,512
              Health Care Equipment & Services - 0.5 %
              Health Care Supplies - 0.5 %
15,000,0  4.69IM U.S. Holdings LLC, Term Loan, 6/26/15        $  10,462,500
              Total Health Care Equipment & Services          $  10,462,500
              Insurance - 0.9 %
              Insurance Brokers - 0.7 %
5,332,50  4.46Alliant Holdings I, Inc., Term Loan, 8/21/14    $   4,212,675
1,781,36  3.96HUB International Holdings, Delayed Draw Term Lo    1,322,665
7,925,37  3.96HUB International Holdings, Initial Term Loan, 6    5,884,593
5,466,75  4.21USI Holdings Corp., Tranche B Term Loan, 4/30/14    3,170,715
                                                              $  14,590,648
              Multi-Line Insurance - 0.1 %
6,870,37  3.88AmWins Group, Inc., Initial Term Loan, 6/11/13  $   4,019,169
              Total Insurance                                 $  18,609,817
              Telecommunication Services - 0.1 %
              Wireless Telecommunication Services - 0.1 %
2,770,000     Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/$   2,091,350
              Total Media                                     $   2,091,350
              Utilities - 1.3 %
              Independent Power Producer & Energy Traders - 1.3 %
19,283,9  2.66NRG Energy, Inc., Term Loan, 2/1/13             $  17,914,387
9,502,15  2.96NRG Energy, Inc., Credit Linked Loan, 2/1/13        8,827,286
                                                              $  26,741,673
              Total Utilities                                 $  26,741,673
              TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
              (Cost  $114,646,320)                            $  78,924,737

              Temporary Cash Investments - 14.0 %
              Repurchase Agreements - 4.0 %
16,205,000    Bank of America, 0.28%, dated 1/30/09, repurchase price of
              $16,205,000 plus accrued interest on 2/2/09 collateralized by $16,529,100 Federal National Mortgage Association,
              5.0%, 7/1/35                                    $ 16,205,000

16,205,000    Barclays Plc, 0.28%, dated 1/30/09, repurchase p
              $16,205,000 plus accrued interest on 2/2/09 collateralized by $16,529,100 Federal National Mortgage Association,
              5.0-6.0%, 5/1/35-3/1/37                           16,205,000

16,205,000    BNP Paribas Securities Corp., 0.26%, dated 1/30/
           of $16,205,000 plus accrued interest on 2/2/09 collateralized by
              $16,529,101 U.S. Treasury Inflation Notes, 1.75-3. 16,205,000

16,205,000    Deutsche Bank, 0.29%, dated 1/30/09, repurchase
           of $16,205,000 plus accrued interest on 2/2/08 collateralized by the following:

                 $1,823,784 Freddie Mac Giant, 6.5-7.0%, 10/1/37-11/1/38
                 $1,807,532 Federal Home Loan Mortgage Corp., 4.969-5.902%,
                  3/1/35-2/1/37
               $3,759,434 Federal National Mortgage Association (ARM), 5.361-6.272%,
                  2/1/24-9/1/37
                 $8,801,997 Federal National Mortgage Association, 5.5-7.0%, 7/1/35-3/1/47
                 $336,353 Government National Mortgage Associati 16,205,000

16,205,000    JPMorgan, 0.27%, dated 1/30/09, repurchase price
              $16,205,000 plus accrued interest on 2/2/09 collateralized by $16,498,938 Federal National Mortgage Association,
              4.0-5.5%, 2/15/24                                  16,205,000
                                                              $  81,025,000
              Securities Lending Collateral - 10.0 % (d)
              Certificates of Deposit:
4,579,601     Abbey National Plc, 2.52%, 8/13/09              $   4,579,601
4,579,129     Bank of Nova Scotia, 3.21%, 5/5/09                  4,579,129
7,320,254     Bank of Scotland NY, 2.92%, 6/5/09                  7,320,254
8,243,281     Barclays Bank, 1.2%, 5/27/09                        8,243,281
9,159,202     CBA, 1.31%, 7/16/09                                 9,159,202
8,243,281     DNB NOR Bank ASA NY, 2.41%, 6/5/09                  8,243,281
8,389,829     Intesa SanPaolo S.p.A., 1.1%, 5/22/09               8,389,829
 530,733      NORDEA NY, 0.39%, 4/9/09                              530,733
6,869,401     Royal Bank of Canada NY, 2.7%, 8/7/09               6,869,401
4,579,601     Royal Bank of Scotland, 2.45%, 3/5/09               4,579,601
 915,792      Skandinavian Enskilda Bank NY, 2.17%, 2/13/09         915,792
9,159,202     Societe Generale, 2.62%, 9/4/09                     9,159,202
8,243,281     Svenska Bank NY, 1.73%, 7/8/09                      8,243,281
9,159,202     U.S. Bank NA, 2.25%, 8/24/09                        9,159,202
                                                              $  89,971,788
              Commercial Paper:
 873,010      BBVA U.S., 2.83%, 3/12/09                       $     873,010
9,159,202     Monumental Global Funding, Ltd., 2.55%, 8/17/09     9,159,202
4,579,601     CME Group, Inc., 2.9%, 8/6/09                       4,579,601
4,579,313     General Electric Capital Corp., 1.96%, 3/16/09      4,579,313
8,994,336     American Honda Finance Corp., 1.29%, 7/14/09        8,994,336
9,159,202     HSBC Bank, Inc., 2.5%, 8/14/09                      9,159,202
4,579,601     IBM, 2.39%, 9/25/09                                 4,579,601
8,243,281     Met Life Global Funding, 2.47%, 6/12/09             8,243,281
8,243,281     New York Life Global, 2.31%, 9/4/09                 8,243,281
7,785,321     Westpac Banking Corp., 1.01%, 6/1/09                7,785,321
                                                              $  66,196,147
              Tri-party Repurchase Agreements:
9,159,202     Deutsche Bank, 0.27%, 2/2/09                    $   9,159,202
18,318,403    Merrill Lynch, 0.28%, 2/2/09                       18,318,403
8,767,462     Barclays Capital Markets, 0.26%, 2/2/09             8,767,462
                                                              $  36,245,067
              Money Market Mutual Fund:
2,289,800     Columbia Government Reserves Fund               $   2,289,800
6,869,401     JP Morgan, U.S. Government Money Market Fund        6,869,401
                                                              $   9,159,202
                                                              $ 201,572,204
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $282,597,204)                            $ 282,597,204

              TOTAL INVESTMENT IN SECURITIES - 107.3%
              (Cost  $3,279,875,185) (a)                    $ 2,169,783,084

              OTHER ASSETS AND LIABILITIES - (7.3)%         $ (147,934,186)

              TOTAL NET ASSETS - 100.0%                     $ 2,021,848,898


      *       Non-income producing security.

    PIK       Represents a pay in kind security.

 (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $167,796,553 or 13.3% of total net assets.

     ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
              Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

    (a) At January 31, 2009, the net unrealized LOSS on investments based on cost for federal income tax purposes of $3,279,875,185 was as follows:

              Aggregate gross unrealized loss for all investments in which there is an excess of value over tax co $ 31,734,394

              Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (1,141,826,495)

              Net unrealized loss                       $ (1,110,092,101)

    (b)     At January 31, 2009, the following securities were out on loan:

 Shares                           Security                         Value
 45,400       Barrick Gold Corp.                              $  1,702,046
  5,000       Bio-Rad Laboratories, Inc. *                         317,700
 15,000       Cinemark Holdings, Inc.                              118,650
121,500       CommScope, Inc. *                                  1,752,030
100,000       ESCO Electronics Corp. *                           3,544,000
339,400       General Cable Corp. *                              5,586,524
 21,100       General Communication, Inc. *                        138,627
189,700       Inverness Medical Innovations, Inc. *              4,641,959
200,200       Itron, Inc. *                                     13,073,060
 20,000       Lennox International, Inc.                           562,200
 81,000       McGraw-Hill Co., Inc.                              1,781,190
110,100       McMoRan Exploration Co. *                            736,569
967,375       NRG Energy, Inc. *                                22,597,880
253,400       Polyment Mining Corp. *                              210,322
381,400       Scientific Games Corp. *                           4,794,198
 25,500       Service Corp., International                         116,025
166,500       Texas Industries, Inc.                             3,781,215
 68,000       Thoratec Corp. *                                   1,969,960
 10,000       Titanium Metals Corp.                                 70,500

Principal
Amount ($)
6,190,000     Allison Transmission, 11.0%, 11/1/15 (144A)        3,435,450
4,993,000     Allison Transmission, 11.25%, 11/1/15 (144A)       2,246,850
3,261,000     Aventine Renewable Energy, 10.0%, 4/1/17             750,030
1,800,000     Bowater, Inc., 6.5%, 6/15/13                         324,000
1,378,000     Chesapeake Energy Corp., 2.5% 5/15/37                857,805
6,563,000     Community Health Systems, 8.875%, 7/15/15          6,316,888
250,000       Cooper Standard Auto, 7.0%, 12/15/12                  77,500
10,000,000    Crown Cork and Seal Co., Inc., 7.375%, 12/15/26    8,200,000
1,335,000     CSC Holdings, Inc. 8.5%, 4/15/14                   1,311,638
8,085,000     Expedia, Inc., 8.5%, 7/1/16 (144A)                 6,387,150
5,055,000     Fresenius US Finance II, Inc., 9.0%, 7/15/15       5,080,275
12,417,000    General Cable Corp., 7.125%, 4/1/17               10,181,940
16,911,000    Georgia Gulf Corp, 10.75%, 10/15/16                  591,885
38,793,000    Georgia Gulf Corp, 9.5%, 10/15/14                  5,818,950
5,733,000     Graham Packaging Co., 9.875%, 10/15/14             3,640,455
5,494,000     Graphic Packaging Co., 9.5%, 8/15/13               4,175,440
1,160,000     Greenbrier Co., Inc., 8.375%, 5/15/15                626,400
450,000       Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)        22,500
6,500,000     Intelsat Sub Holdings, 8.5%, 1/15/13 (144A)        6,093,750
100,000       Liberty Mutual Group, Floating Rate Note, 6/15/58     60,000
12,000,000    Mankind Corp., 3.75%, 12/15/13 ***                 6,026,256
1,110,000     Massey Energy Co., 6.875%, 12/15/13                  971,250
12,294,000    MBIA, Inc., Floating Rate Note, 1/15/33 (144A)     7,130,520
1,000,000     Mueller Water Products, 7.375%, 6/1/17               785,000
2,902,000     Nortel Networks, 2.125%, 4/15/14                     478,830
6,000,000     Paetec Holdings, 9.5%, 7/15/15                     3,900,000
200,000       PetroHawk Energy Corp., 7.875%, 6/1/15               170,081
1,125,000     PetroHawk Energy Corp., 9.125%, 7/15/13            1,035,000
7,128,000     Rouse Co., Lp/TRC Co., 6.75%, 5/1/13 (144A)        2,423,520
154,000       Sungard Data Systesm, Inc., 9.125%, 8/15/13          128,590
4,071,000     Tenneco Automotive, Inc., 8.625%, 11/15/14         1,241,655
23,813,000    Texas Competitive Electronics, 10.25% 1/11/15 *** 18,238,591
2,607,000     Texas Industries, Inc, 7.25%, 7/15/13              1,968,285
19,987,000    Univision Communications, 9.75%, 3/15/15 (PIK) (14 3,297,855
2,024,000     Verasun Energy Corp., 9.375%, 6/1/17                 202,400
1,376,000     Verasun Energy Corp., 9.875%, 12/15/12               804,960
 23,000       Wesco Distribution, Inc., 1.75%, 11/15/26             15,899
6,260,000     Yankee Acquisition Corp., 8.5%, 2/15/15            3,004,800
17,547,000    Yankee Acquisition Corp., 9.75%, 2/15/17           7,194,270
              Total                                           $ 192,711,323

    (d)       Security lending collateral is managed by Credit Suisse.

    ***       Indicates pending sale at 1/31/09.

    (c)       Debt obligation with a variable interest rate.
              Rate shown is rate at period end.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                  credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                Investments
                                                                in Securities
Level 1 - Quoted Prices                                       $ 255,900,402
Level 2 - Other Significant Observable Inputs                   1,913,882,682
Level 3 - Significant Unobservable Inputs                           0
Total                                                         $ 2,169,783,084


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.